Note 7 - Right-of-use Assets (Tables)	9 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of maturity analysis of operating lease payments [text block]
Less than 1 year	$19,344
Between 1 and 5 years	-
$19,344

Disclosure of lease liabilities [text block]
Lease Obligation
Lease obligation as of January 1, 2020	$574,762
Accretion on lease liability	32,427
Lease payment	(88,198)
Lease obligation at September 30, 2020	$518,991
Of which are:
Current lease obligations	$19,344
Long-term lease obligations	499,646
$518,990

Disclosure of quantitative information about right-of-use assets [text block]
Office Lease
Right-of-use assets at January 1, 2020	$597,562

Accumulated depreciation, January 1, 2020	(83,381)
Charge for the period	(67,408)
Accumulated depreciation, September 30, 2020	(150,789)
Right-of-use assets at September 30 , 2020	$446,773